SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND ORGANIZATION (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Cash and Cash Equivalents, at Carrying Value	$ 1,190,027		$ 1,190,027		$ 2,551,834	$ 3,862,716
Research and Development Expense	24,968	$ 39,129	103,817	$ 165,256	237,871	176,431
Advertising Expense				0		0
Revenue from Contract with Customer, Excluding Assessed Tax
Cash, Uninsured Amount	841,971		841,971		2,409,486	3,285,197
Deposits, Money Market Deposits	$ 1,094,971		$ 1,094,971		$ 2,409,486
Share Price	$ 1		$ 1		$ 1
Investment Owned, Net Assets, Percentage	99.50%		99.50%		99.50%
Debt Securities, Available-for-Sale, Current					$ 0	0
Cash Equivalents, at Carrying Value					2,551,834	3,862,716
Valuation Allowance, Deferred Tax Asset, Increase (Decrease), Amount					455,606	524,014
Payments for Deposits						$ 98,480
Ownership interest percentage						15.00%
Deposits Assets					95,872
Remaining deposits assets					0
Asset Impairment Charges	$ (30,084)				$ 95,872
Global Silk Solutions [Member]
Equity Method Investment, Ownership Percentage	15.00%		15.00%		15.00%